Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Research and development	$ 2,237	$ 335	$ 567
General and administrative	2,667	743	580
Interest expense	(78)	29	49
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development	653	208	228
General and administrative	1,025	307	288
Interest expense	$ 0	$ 17	$ 27